Other Commitments and Contingencies - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($)	Dec. 31, 2013 tax_lease
Commitments and Contingencies Disclosure [Abstract]
Number of tax leases | tax_lease		6
Tax settlement with HMRC | $	$ 66.4